CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	£ 542	£ 2,154	£ 1,983
Intangible assets		12,379	12,374
Other receivables due in greater than one year		2,625	469
Total non-current assets	542	17,158	14,826
Current assets
Inventories
Trade and other receivables	572	992	1,323
Taxation	1,157	1,817	1,952
Cash and cash equivalents	7,546	10,928	2,343
Total current assets	9,275	13,737	5,618
Total assets	9,817	30,895	20,444
Non-current liabilities
Borrowings	60	5,670	884
Provisions	50		165
Total non-current liabilities	110	5,670	1,049
Current liabilities
Trade and other payables	1,230	4,494	2,103
Borrowings	200	412	368
Provisions		97
Derivative financial liability	1,559	664
Total current liabilities	2,989	5,667	2,471
Total liabilities	3,099	11,337	3,520
Issued capital and reserves attributable to owners of the parent
Share capital	1,063	1,023	1,003
Share premium	74,364	65,879	52,939
Merger reserve	53,003	53,003	53,003
Warrant reserve	720
Foreign exchange reserve		(508)	(301)
Accumulated deficit	(122,432)	(99,839)	(89,720)
Total equity	6,718	19,558	16,924
Total equity and liabilities	£ 9,817	£ 30,895	£ 20,444